Investment Objectives and Goals - Hartford Equity Premium Income ETF	Dec. 10, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Hartford Equity Premium Income ETF Summary Section
Objective [Heading]	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	The Fund seeks to generate current income in a tax efficient manner while maintaining the potential for capital appreciation.